COST OF REVENUE	12 Months Ended
Dec. 31, 2025
COST OF REVENUE
COST OF REVENUE

12.COST OF REVENUE

Cost of revenue consists of the following:

	For the years ended December 31,
	2024	2025
Cost of mining services - energy and hosting costs	63,547,329	525,636,805
Cost of mining services - depreciation	11,539,783	115,835,500
Cost of vehicle	—	9,497,111
Others	—	8,966,866
Total	75,087,112	659,936,282